UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21129

   Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300

                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2008 - June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009
FORM N-PX SPREADSHEET*

REGISTRANT NAME:                      Flaherty & Crumrine / Claymore Preferred
                                      Securities Income Fund Incorporated
INVESTMENT COMPANY ACT FILE NUMBER:   811 - 21129
REPORTING PERIOD:                     07/01/2008 - 06/30/2009
REGISTRANT  ADDRESS:                  301 E. Colorado Boulevard,
                                      Suite 720, Pasadena,
                                      California 91101

NAME OF SERIES (AS APPLICABLE):

--------------------------------------------------------------------------------
BANK OF AMERICA

Ticker Symbol: BAC                          CUSIP/Security ID: 060505559
Meeting Date: 4/29/2009

                                                                                          FUND'S VOTE
                                                                                            FOR OR
                                                                                            AGAINST
                                                                                         PROPOSAL, OR
                                                                                         ABSTAIN; FOR          WHETHER
                                                         WHO          WHETHER FUND        OR WITHHOLD         VOTE WAS
                                                  PROPOSED MATTER:        CAST             REGARDING           FOR OR
                                                       ISSUER /          VOTE ON          ELECTION OF          AGAINST
SUMMARY OF MATTER VOTED ON                           SHAREHOLDER         MATTER            DIRECTORS         MANAGEMENT
-----------------------------------------------   ----------------   --------------   ------------------   --------------
Approve directors                                 Issuer             Yes              For                  For
Approve auditor                                   Issuer             Yes              For                  For
Advisory vote approving executive comp            Issuer             Yes              For                  For
Disclosure of government employment               Security Holder    Yes              Against              For
Advisory vote on exec. comp.                      Security Holder    Yes              Against              For
Cumulative voting                                 Security Holder    Yes              Against              For
Special stockholder meetings                      Security Holder    Yes              Against              For
Independent Board Chairman                        Security Holder    Yes              Against              For
Predatory credit card lending practices           Security Holder    Yes              Against              For
Adoption of principles for healthcare reform      Security Holder    Yes              Against              For
Limits on executive compensation                  Security Holder    Yes              Against              For

--------------------------------------------------------------------------------
BANK OF AMERICA

Ticker Symbol: BAC                          CUSIP/Security ID: 060505583
Meeting Date: 4/29/2009

                                                                                          FUND'S VOTE
                                                                                            FOR OR
                                                                                            AGAINST
                                                                                         PROPOSAL, OR
                                                                                         ABSTAIN; FOR          WHETHER
                                                         WHO          WHETHER FUND        OR WITHHOLD         VOTE WAS
                                                  PROPOSED MATTER:        CAST             REGARDING           FOR OR
                                                       ISSUER /          VOTE ON          ELECTION OF          AGAINST
SUMMARY OF MATTER VOTED ON                           SHAREHOLDER         MATTER            DIRECTORS         MANAGEMENT
-----------------------------------------------   ----------------   --------------   ------------------   --------------
Approve directors                                 Issuer             Yes              For                  For
Approve auditor                                   Issuer             Yes              For                  For
Advisory vote approving executive comp            Issuer             Yes              For                  For
Disclosure of government employment               Security Holder    Yes              Against              For
Advisory vote on exec. comp.                      Security Holder    Yes              Against              For
Cumulative voting                                 Security Holder    Yes              Against              For
Special stockholder meetings                      Security Holder    Yes              Against              For
Independent Board Chairman                        Security Holder    Yes              Against              For
Predatory credit card lending practices           Security Holder    Yes              Against              For
Adoption of principles for healthcare reform      Security Holder    Yes              Against              For
Limits on executive compensation                  Security Holder    Yes              Against              For

--------------------------------------------------------------------------------
BANK OF AMERICA

Ticker Symbol: BAC                          CUSIP/Security ID: 060505567
Meeting Date: 4/29/2009

                                                                                          FUND'S VOTE
                                                                                            FOR OR
                                                                                            AGAINST
                                                                                         PROPOSAL, OR
                                                                                         ABSTAIN; FOR          WHETHER
                                                         WHO          WHETHER FUND        OR WITHHOLD         VOTE WAS
                                                  PROPOSED MATTER:        CAST             REGARDING           FOR OR
                                                       ISSUER /          VOTE ON          ELECTION OF          AGAINST
SUMMARY OF MATTER VOTED ON                           SHAREHOLDER         MATTER            DIRECTORS         MANAGEMENT
-----------------------------------------------   ----------------   --------------   ------------------   --------------
Approve directors                                 Issuer             Yes              For                  For
Approve auditor                                   Issuer             Yes              For                  For
Advisory vote approving executive comp            Issuer             Yes              For                  For
Disclosure of government employment               Security Holder    Yes              Against              For
Advisory vote on exec. comp.                      Security Holder    Yes              Against              For
Cumulative voting                                 Security Holder    Yes              Against              For
Special stockholder meetings                      Security Holder    Yes              Against              For
Independent Board Chairman                        Security Holder    Yes              Against              For
Predatory credit card lending practices           Security Holder    Yes              Against              For
Adoption of principles for healthcare reform      Security Holder    Yes              Against              For
Limits on executive compensation                  Security Holder    Yes              Against              For

--------------------------------------------------------------------------------
HBOS PLC

Ticker Symbol: HBOS                         CUSIP/Security ID: 42205MAC0
Meeting Date: 12/12/2008

                                                                                          FUND'S VOTE
                                                                                            FOR OR
                                                                                            AGAINST
                                                                                         PROPOSAL, OR
                                                                                         ABSTAIN; FOR          WHETHER
                                                         WHO          WHETHER FUND        OR WITHHOLD         VOTE WAS
                                                  PROPOSED MATTER:        CAST             REGARDING           FOR OR
                                                       ISSUER /          VOTE ON          ELECTION OF          AGAINST
SUMMARY OF MATTER VOTED ON                           SHAREHOLDER         MATTER            DIRECTORS         MANAGEMENT
-----------------------------------------------   ----------------   --------------   ------------------   --------------
BONY Mellon will consent to preference scheme     Issuer             Yes              For                  For
Approval of preference share scheme               Issuer             Yes              For                  For
Reduction of share capital                        Issuer             Yes              For                  For

*    Complete for each series of the Registrant, as applicable.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated


By (Signature and Title)*  /s/ Donald F. Crumrine
                          -------------------------------------
                             Donald F. Crumrine, Director,
                             Chairman of the Board and Chief
                             Executive Officer
                             (Principal Executive Officer)

Date    8/20/2009
     --------------------------------

* Print the name and title of each signing officer under his or her signature.